Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2020
Contingent liabilities, commitments and guarantees
Schedule of contingent liabilities and commitments arising from the banking business

	At 30 June	At 31 Dec
	2020	2019
	£m	£m

Contingent liabilities
Acceptances and endorsements	118	17
Other:
Other items serving as direct credit substitutes	246	279
Performance bonds and other transaction-related contingencies	2,116	2,274
	2,362	2,553
Total contingent liabilities	2,480	2,570

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	—
Forward asset purchases and forward deposits placed	170	171

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	14,098	12,647
Other commitments and guarantees	82,664	78,306
	96,762	90,953
1 year or over original maturity	23,835	25,310
Total commitments and guarantees	120,768	116,434